Loans	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Loans

					2020		2019		2018
	Interest rate (1)			Maturity	Noncurrent	Current	Noncurrent	Current	Noncurrent	Current
Pesos
Negotiable obligations (5)	16.50%	-	39.13%	2021-2024	6,435	17,254	8,619	27,481	26,118	6,999
Export pre-financing	32.00%	-	40.50%	2021	—	5,465	—	—	—	—
Loans	33.00%	-	61.00%	2021-2024	5,375	6,818	—	3,687	40	789	(3)
Account overdraft		-		—	—	—	—	2,103	—	—

					11,810	29,537	8,619	33,271	26,158	7,788

Currencies other than the Peso
Negotiable obligations (2) (4)	0.00%	-	10.00%	2021-2047	496,377	62,052	375,560	13,279	219,510	17,417
Export pre-financing (6)	2.75%	-	7.75%	2021-2022	12,608	25,662	10,762	33,100	—	20,724
Imports financing		-		—	—	—	—	17,876	968	13,176
Loans	0.91%	-	8.01%	2021-2027	6,780	33,480	24,710	9,583	23,616	5,721

					515,765	121,194	411,032	73,838	244,094	57,038

					527,575	150,731	419,651	107,109	270,252	64,826

(1)	Nominal annual interest rate as of December 31, 2020.
(2)	Disclosed net of 326 and 410 corresponding to YPF’s own NO repurchased through open market transactions, as of December 31, 2019 and 2018, respectively.
(3)	As of December 31, 2018, it includes 500 of loans granted for BNA, which accrues variable interest at a BADLAR plus a margin of 3.5 points. See Note 35.
(4)
Includes 20,496, 4,643 and 2,634 as of December 31, 2020, 2019 and 2018, respectively, of nominal value of negotiable obligations that will be canceled in Pesos at the applicable exchange rate in accordance with the terms of the series issued.

(5)
Includes 4,602, 15,850 and 15,850 as of December 31, 2020, 2019 and 2018, respectively, of nominal value of NO that will be canceled in dollars at the applicable exchange rate according to the conditions of the issued series.

(6)
Includes 4,791, 4,933 and 5,264, as of December 31, 2020, 2019 and 2018, respectively, of pre-financing
of exports granted by BNA, which accrue a 5.85%, 6.89% and 3.93%, respectively, weighted average rate.

The breakdown of the Group’s borrowings as of the fiscal year ended on December 31, 2020, 2019 and 2018 is as follows:

	2020	2019	2018
Balance at beginning of the year	526,760	335,078	191,063
Proceed from loans	139,018	97,351	39,673
Payments of loans	(174,913)	(93,456)	(55,734)
Payments of interest	(60,681)	(41,606)	(26,275)
Accrued interest (1)	58,979	44,570	27,998
Net exchange differences and translation	187,455	185,420	160,016
Result from net monetary position (2)	(409)	(597)	(1,663)
Reclassifications and other movements	2,097	—	—

Balance at the end of the year	678,306	526,760	335,078

(1)	Includes capitalized financial costs.
(2)
Includes adjustment for inflation of opening balances of loans in subsidiaries with the Peso as functional currency which was charged to other comprehensive income and the adjustment for inflation of the fiscal year, which was charged to results.

The maximum nominal amount at any time outstanding of the Program of US$ 10,000 million or its equivalent in other currencies.
Additionally, YPF is registered as a Frequent Issuer with the CNV under No.4 since December 2018. In 2019, the Company’s Board of Directors resolved to authorize an issuance amount of up to US$ 2,000 million or its equivalent in other currency under the Frequent Issuer regime. On January 7, 2021, the Company’s Board of Directors resolved to authorize an issuance amount of up to US$ 6,500 million or its equivalent in other currency under the Frequent Issuer regime.
.
Details regarding the NO of the Group are as follows:

									2020		2019		2018
Month	Year	Principal value		Ref.	Class	Interest rate (3)		Principal Maturity	Noncurrent	Current	Noncurrent	Current	Noncurrent	Current
YPF
—	1998	US$	15	(1) (6)	—	Fixed	10.00%	2028	1,245	20	886	15	557	9
April	2013		$2,250	(2) (4) (6) (7)	Class XVII	—	—	—	—	—	—	1,217	1,125	1,330
June	2013		$1,265	(2) (4) (6)	Class XX	—	—	—	—	—	—	643	633	657
July	2013	US$	92	(2) (5) (6)	Class XXII	—	—	—	—	—	—	729	456	461
April, February and October	2014/5/6	US$	1,522	(2) (4) (6)	Class XXVIII	Fixed	8.75%	2024	127,938	2,705	91,010	1,925	57,233	1,210
March	2014		$500	(2) (6) (7)	Class XXIX	—	—	—	—	—	—	206	200	162
September	2014		$1,000	(2) (6) (7)	Class XXXIV	BADLAR plus 0.1%	32.11%	2024	500	224	667	279	833	299
September	2014		$750	(2) (4) (6)	Class XXXV	—	—	—	—	—	—	—	—	571
February	2015		$950	(2) (6) (7)	Class XXXVI	—	—	—	—	—	—	1,161	950	187
April	2015		$935	(2) (4) (6)	Class XXXVIII	—	—	—	—	—	—	349	312	390
April	2015	US$	1,500	(2) (6)	Class XXXIX	Fixed	8.50%	2025	126,075	4,554	89,416	3,230	56,062	2,025
September	2015		$1,900	(2) (6) (7)	Class XLI	—	—	—	—	—	—	719	633	801
September and December	2015/9		$5,196	(2) (4) (6)	Class XLII	—	—	—	—	—	—	5,952	1,697	243
October	2015		$2,000	(2) (6) (7)	Class XLIII	BADLAR	32.80%	2023	1,333	794	2,000	183	2,000	196
March and January	2016/20		$5,455	(2) (4) (6)	Class XLVI	B BADLAR plus 6%	37.63%	2021	—	6,116	1,350	251	1,350	234
March	2016	US$	1,000	(2) (6)	Class XLVII	Fixed	8.50%	2021	—	35,488	59,790	1,383	37,600	870
April	2016	US$	46	(2) (5) (6)	Class XLVIII	—	—	—	—	—	—	2,785	1,723	29
April	2016		$535	(2) (6)	Class XLIX	—	—	—	—	—	—	593	535	62
July	2016		$11,248	(2) (6) (8)	Class L	—	—	—	—	—	—	12,902	11,248	1,238
September	2016		CHF300	(2) (6)	Class LI	—	—	—	—	—	—	—	—	11,563
May	2017		$4,602	(2) (6) (8)	Class LII	Fixed	16.50%	2022	4,602	110	4,602	108	4,602	110
July and December	2017	US$	1,000	(2) (6)	Class LIII	Fixed	6.95%	2027	84,920	2,588	60,399	1,890	38,024	1,180
December	2017	US$	750	(2) (6)	Class LIV	Fixed	7.00%	2047	62,309	176	44,311	126	27,855	70
June	2019	US$	500	(6) (9)	Class I	Fixed	8.50%	2029	41,828	40	29,748	17	—	—
December	2019		$1,683	(6) (9)	Class II	—	—	—	—	—	—	1,729	—	—
December, April, May and June	2019/20		$3,708	(6) (9)	Class III	—	—	—	—	—	—	1,189	—	—
December	2019	US$	19	(5) (6) (9)	Class IV	—	—	—	—	—	—	1,179	—	—
January	2020		$2,112	(6) (9)	Class V	BADLAR plus 5%	37.98%	2021	—	2,261	—	—	—	—
January and March	2020		$5,006	(6) (9)	Class VI	BADLAR plus 6%	38.98%	2021	—	5,366	—	—	—	—
January	2020	US$	10	(5) (6) (9)	Class VII	Fixed	5.00%	2021	—	840	—	—	—	—
March	2020	US$	9	(6) (9)	Class VIII	Fixed	5.00%	2021	—	755	—	—	—	—
March	2020	US$	4	(6) (9)	Class IX	Fixed	6.00%	2021	—	331	—	—	—	—
May	2020	US$	93	(5) (6) (9)	Class XI	Fixed	0.00%	2021	—	7,836	—	—	—	—
June	2020	US$	78	(5) (6) (9)	Class XII	Fixed	1.50%	2022	6,587	5	—	—	—	—
July	2020	US$	543	(6) (9)	Class XIII	Fixed	8.50%	2025	39,784	6,706	—	—	—	—
December	2020	US$	68	(5) (6) (9)	Class XIV	Fixed	2.00%	2023	5,691	8	—	—	—	—
December	2020		$2,316	(6) (9)	Class XV	BADLAR plus 5%	39.13%	2021	—	2,383	—	—	—	—
Metrogas
December	2018		$513	—	Class II	—	—	—	—	—	—	—	—	519

									502,812	79,306	384,179	40,760	245,628	24,416

(1)	Corresponds to the 1997 M.T.N. Program for US$1,000 million.
(2)	Corresponds to the 2008 M.T.N. Program for US$ 10,000 million.
(3)	Nominal annual Interest rate as of December 31, 2020.
(4)
The ANSES and/or the “Fondo Argentino de Hidrocarburos” have participated in the primary subscription of these NO, which may at the discretion of the respective holders, be subsequently traded on the securities market where these negotiable obligations are authorized to be traded.

(5)	The payment currency of these Negotiable Obligations is the Peso at the Exchange rate applicable under the terms of the series issued.
(6)	As of the date of issuance of these financial statements, the Group has fully complied with the use of proceeds disclosed in the corresponding pricing supplements.
(7)
NO classified as productive investments computable as such for the purposes of section 35.8.1, paragraph K of the General Regulations applicable to Insurance Activities issued by the Argentine Insurance Supervisory Bureau.

(8)	The payment currency of this issue is the dollar at the exchange rate applicable in accordance with the conditions of the relevant issued series.
(9)	Corresponds to the Frequent Issuer program.

Exchange of NO
On July 2, 2020, YPF offered Class XIII NO denominated in dollars, accruing interest at a fixed rate of 8.5% redeemable, maturing in 2025, for a nominal value of up to US$ 950 million and a payment of US$ 100 in cash for each US$ 1,000 in principal amount, to be issued in exchange for Class XLVII NO issued on March 23, 2016 for a nominal value of US$ 1,000 million, maturing in 2021.
In addition, on July 13, 2020, YPF announced certain changes related to the offering, offering Class XIII NO for a nominal value of up to US$ 925 million and a payment of US$ 125 in cash for each US$ 1,000 in principal amount.
On July 31, 2020, the operation finally expired. The nominal value of the Class XLVII NO submitted to the exchange amounted to US$ 587.3 million, representing an adhesion of 58.73%. As a result of the transaction, YPF issued Class XIII NO for US$ 542.8 million and paid approximately US$ 90 million in cash (including accrued and unpaid interests on Class XLVII NO).
YPF assessed whether the instruments subject to exchange were substantially different, considering both qualitative (e.g., currency, term and rate) and quantitative aspects (if the discounted present value of the cash flows under the new terms, including any fees paid net of any fees received, and discounted using the original effective interest rate, is at least 10% different from the discounted present value of the remaining cash flows of the original financial liability). In this regard, the Company recognizes the exchange of the NO as a modification due to the fact that the instruments subject to exchange are not substantially different. As a result of the transaction, YPF recognized a loss of 2,097 (see Note 27).